OTHER RESERVES AND NON-CONTROLLING INTEREST (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reserves within equity [line items]
Beginning balance	$ 901,879	$ 447,183
Gain on marketable securities at FVTOCI, net of tax	25,948	51,161
Unrealized gain on effective portion of derivative, net of tax	526	710
Options issued pursuant to the acquisition of Seabee Gold Operation (note 3)		329,035
Stock options exercised	2,339	6,700
Share-based compensation	2,219	2,133
Recognition of joint venture	17,231
Funding from non-controlling interest	2,320
Total comprehensive income	97,940	116,828
Ending balance	1,023,928	901,879
Other reserves
Disclosure of reserves within equity [line items]
Beginning balance	(1,014)	(54,805)
Options issued pursuant to the acquisition of Seabee Gold Operation (note 3)		4,045
Stock options exercised	(1,339)	(4,258)
Share-based compensation	2,219	2,133
Total comprehensive income	26,474	51,871
Ending balance	24,998	(1,014)
Foreign currency translation reserve
Disclosure of reserves within equity [line items]
Beginning balance	781	781
Ending balance	781	781
Revaluation reserves
Disclosure of reserves within equity [line items]
Beginning balance	(23,121)	(74,992)
Gain on marketable securities at FVTOCI, net of tax	25,948	51,161
Unrealized gain on effective portion of derivative, net of tax	526	710
Ending balance	3,353	(23,121)
Share-based compensation reserve
Disclosure of reserves within equity [line items]
Beginning balance	49,524	47,604
Options issued pursuant to the acquisition of Seabee Gold Operation (note 3)	0	4,045
Stock options exercised	(1,339)	(4,258)
Share-based compensation	2,219	2,133
Ending balance	50,404	49,524
Other
Disclosure of reserves within equity [line items]
Beginning balance	(28,198)	(28,198)
Recognition of joint venture	(1,342)	0
Ending balance	(29,540)	(28,198)
Transactions with non-controlling interests
Disclosure of reserves within equity [line items]
Beginning balance	0	0
Recognition of joint venture	18,573	0
Funding from non-controlling interest	2,320	0
Total comprehensive income	2,150	0
Ending balance	$ 23,043	$ 0